Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment and corporate information
Audit fees	€ 16,126	€ 14,250	€ 14,354
Audit-related fees	1,549	1,897	686
Tax fees			1,204
Other fees			2,940
Germany
Segment and corporate information
Audit fees	4,694	3,215	2,961
Audit-related fees	€ 960	€ 937	301
Other fees			€ 2,940